Financial Instruments and Risk Management - Contractual undiscounted outflows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 12,796	$ 6,737
Contractual cash flow	16,655	8,203
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,904	3,412
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,319	1,992
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	11,432	2,799
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,255	2,520
Contractual cash flow	2,255	3,698
Lease liabilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	147	326
Lease liabilities | 1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	788	1,223
Lease liabilities | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	1,320	2,149
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,085	2,848
Contractual cash flow	2,085	2,848
Trade payables | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,085	2,848
Provision
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	144	153
Contractual cash flow	144	153
Provision | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	144	153
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	312	46
Contractual cash flow	312	46
Other payables | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	312	46
Borrowings,
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	8,000	1,170
Contractual cash flow	11,859	1,458
Borrowings, | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	360	192
Borrowings, | 1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	1,531	769
Borrowings, | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	$ 9,968	$ 497